(Columbia Overseas Value Fund )
COLUMBIA FUNDS SERIES TRUST

Columbia Overseas Value Fund
(the "Fund")

Supplement dated March 15, 2013 to
the Fund's prospectus dated July 1, 2012, as supplemented

The Fund's prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows to reflect certain fee changes effective March 16, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" in its entirety and replacing it with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Overseas Value Fund )		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees		0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.46%	0.46%	0.46%	0.46%	0.46%
Total annual Fund operating expenses		1.58%	2.33%	1.33%	1.83%	1.58%
Fee waivers and/or reimbursements	[2]	(0.17%)	(0.17%)	(0.37%)	(0.17%)	(0.17%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.41%	2.16%	0.96%	1.66%	1.41%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.41% for Class A, 2.16% for Class C, 0.96% for Class I, 1.66% for Class R and 1.41% for Class W.

The section of the Fund's prospectus entitled "Example" is modified by deleting the table in its entirety and replacing it with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2014, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Overseas Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	710	1,029	1,371	2,332
Class C Shares	319	711	1,230	2,653
Class I Shares	98	385	693	1,569
Class R Shares	169	559	975	2,134
Class W Shares	144	482	844	1,864

Expense Example, No Redemption (Columbia Overseas Value Fund ) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C Shares	219	711	1,230	2,653